Related Party Transactions and Balances (Details) - USD ($)				9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions and Balances [Line Items]
Payment for crypto asset	$ 1,172,391	$ 969,477	$ 10,264,540
Igvault HK limited (“IGV HK”) [Member]
Related Party Transactions and Balances [Line Items]
Incurred management consulting services					$ 169,062	$ 97,157	$ 70,668
Payments to related party					169,062	97,157	70,668
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Payments to related party					169,062
Principal amount							2,000,000
Mr. Wu [Member]
Related Party Transactions and Balances [Line Items]
Loan repayment					$ 68,238
Annual interest rate	3.65%			3.65%	3.65%
Mr. Li [Member]
Related Party Transactions and Balances [Line Items]
Loan repayment					$ 33,098
Annual interest rate	3.65%			3.65%	3.65%
SZ Bgin [Member]
Related Party Transactions and Balances [Line Items]
Incurred amount					$ 420,000	660,000	711,846
Payments of related party transaction					420,000	660,000	$ 591,846
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Outstanding due
CoinPal Limited [Member] | Related Party [Member]
Related Party Transactions and Balances [Line Items]
Payment for crypto asset				14,606,943
Remitted cryptocurrencies				15,200,040
Due from related party	$ 949,914			949,914	$ 949,914
Transaction rate, percentage					0.80%
Processing fee				$ 117,835
CoinPal Limited [Member] | Related Party [Member]
Related Party Transactions and Balances [Line Items]
Equity interest	100.00%			100.00%	100.00%